UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices) (Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 432-0010

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

CCA Core Return Fund

		Schedule of Investments
		February 28, 2017 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Advertising & Marketing
700	GMO INternet ORD SHS	$ 9,055	0.08%

Aerospace & Defense
71	Boeing Co/The	12,796
53	Curtiss-Wright Corp*	5,185
255	Airbus Group NV*	4,666
37	General Dynamics Corp	7,023
41	Huntington Ingalls Industries Inc*	8,958
60	Honeywell International Inc	7,470
37	Lockheed Martin Corp	9,863
23	Northrop Grumman Corp	5,683
19	Orbital ATK Inc*	1,756
42	Raytheon Co	6,474
260	Rolls-Royce Holdings PLC*	2,573
309	Safran SA	5,477
25	TransDigm Group Inc*	6,355
32	Teledyne Technologies Inc*	4,205
54	United Technologies Corp	6,078
142	Zodiac Aerospace	4,164
		98,726	0.84%

Air Freight & Logistics
27	United Parcel Service Inc	2,856
23	FedEx Corp	4,439
78	CH Robinson Worldwide Inc	6,269
		13,564	0.12%

Airlines
3,000	Cathay Pacific Airways Ltd*	4,406
155	United Continental Holdings Inc*	11,484
55	American Airlines Group Inc	2,550
103	Alaska Airgroup Inc Com	10,075
171	Delta Air Lines Inc	8,538
		37,053	0.32%

Apparel & Other Finished Prods Of Fabrics & Similar Material
2,352	Stagecoach Group Plc Ord Shs	6,045	0.05%

Application Software
300	Capcom Ord Shs At Xt*	6,074
164	Temenos Group Ag Ord Shs*	12,659
500	Tencent Holdings Ord*	13,333
130	Nice Ltd Sponsored Adr	8,872
408	Momo Inc Adr*	10,869
		51,807	0.44%

Auto Components
194	Johnson Controls Inc	8,136
104	Denso Corp*	2,305
191	Magna International Inc*	8,186
19	Adient PLC*	1,275
35	Continental AG*	7,084
108	Continental AG*	4,391
400	Futaba Industrial Co Ltd*	2,786
72	Bridgestone Corp	2,859
		37,022	0.32%

Automobiles
488	Astra International Tbk PT*	5,950
66	Renault SA*	5,843
87	Fuji Heavy Industries Ltd*	3,243
152	General Motors Co	5,600
84	Daimler AG*	6,100
73	Honda Motor Co Ltd	2,261
59	Daimler AG*	4,272
282	Bayerische Motoren Werke AG*	8,390
200	Mitsubishi Motors Corp*	1,288
250	Toyota Motor Corp*	28,288
177	Tata Motors Ltd*	5,945
484	Ford Motor Co	6,065
62	Daimler AG*	4,498
125	Nissan Motor Co Ltd*	2,459
120	Volkswagen AG*	3,642
95	Volkswagen AG*	2,809
421	Ford Otosan TRY1*	4,227
511	Peugeot Sa Ord Shs*	9,707
		110,587	0.95%

Banks
2,620	Mizuho Financial Group Inc*	4,868
32,440	China Construstion Bank Corp*	26,703
7,000	Bank of Communications Co Ltd*	5,582
228	Danske Bank A/S*	7,597
86	DBS Group Holdings Ltd*	4,610
3,698	Banco Espirito Santo SA*	0
900	Public Bank Bhd	4,044
378	Agricultural Bank of China Ltd*	4,324
14,000	Industrial And Comme*	9,180
746	Akbank TAS*	3,570

1,200	Bank of East Asia Ltd/The*	4,962
148	Fifth Third Bancorp	4,061
189	FNB Corp/PA	2,943
188	Australia & New Zealand Banking Group Ltd*	4,446
4,000	Dah Sing Banking Group Ltd*	7,791
1,723	Grupo Financiero Inbursa SAB de CV*	2,457
1,181	Bank of America Corp*	29,147
150	HDFC Bank Ltd*	10,754
880	Bank of China Ltd*	11,132
6,000	Bank Central Asia Tbk PT	6,915
695	Banco Bradesco SA	7,346
339	HSBC Holdings PLC	13,662
39	IBERIABANK Corp	3,305
416	ICICI Bank Ltd*	3,411
390	Industrial & Commercial Bank of China Ltd*	5,093
371	ING Groep NV*	5,131
271	Intesa Sanpaolo SpA*	3,789
581	Itau Unibanco Holding SA	7,431
232	Bb&T Corporation	11,187
374	JPMorgan Chase & Co	33,892
152	KB Financial Group Inc	6,220
354	KeyCorp	6,645
4,151	Lloyds Banking Group PLC*	3,529
896	Banco Bilbao Vizcaya Argentaria SA	5,860
1,070	Lloyds Banking Group PLC*	3,702
1	Banco de Chile*	72
810	Malayan Banking Bhd*	3,167
900	Mitsubishi UFJ Financial Group Inc*	5,985
100	National Bank of Canada	4,261
646	National Australia Bank Ltd*	7,933
422	Nordea Bank AB*	4,939
11	Banque Cantonale Vaudoise*	7,512
495	Nordea Bank AB*	5,777
655	Banco do Brasil SA	6,812
1,300	Oversea-Chinese Bank*	8,766
80	BOC Hong Kong Holdings Ltd*	6,320
66	PNC Financial Services Group Inc/The	8,397
666	Bank Mandiri Persero Tbk PT*	5,584
322	Bank Rakyat Indonesia Persero Tbk PT*	5,777
45	PrivateBancorp Inc	2,547
418	Royal Bank of Scotland Group PLC*	2,458
62	Bank of Montreal	4,689
2,300	CIMB Group Holdings Bhd*	2,573
175	Royal Bank of Canada	12,717
320	BNP Paribas SA*	9,339
146	Bank of Nova Scotia/The	8,496
1,142	Banco Santander SA	6,178
727	Banco Santander SA	3,963
1,232	Sberbank of Russia*	3,290
625	Societe Generale SA*	5,531
421	Standard Bank Group Ltd*	4,587

40	BOK Financial Corp	3,298
134	Shinhan Financial Group Co Ltd	5,493
241	Standard Chartered PLC*	2,155
1,208	Sumitomo Mitsui Trust Holdings Inc*	4,343
618	Svenska Handelsbanken AB*	4,264
190	Swedbank AB*	4,682
162	TCF Financial Corp*	2,819
330	Toronto-Dominion Bank/The	17,028
753	Banco Santander Brasil SA	8,253
338	Citigroup Inc	20,216
966	CaixaBank SA*	3,370
210	Commonwealth Bank of Australia	13,234
899	Mitsubishi UFJ Financial Group Inc*	5,881
315	United Overseas Bank Ltd*	4,827
1,378	China Construction Bank Corp*	22,627
98	UniCredit SpA	1,304
55	Canadian Imperial Bank of Commerce	4,840
136	US Bancorp/MN	7,480
200	Commonwealth Bank of Australia	12,629
97	Sumitomo Mitsui Trust Holdings Inc*	3,463
838	Credit Agricole SA*	5,036
268	Valley National Bancorp	3,315
307	Westpac Banking Corp*	7,954
556	Wells Fargo & Co	32,181
63	Sumitomo Mitsui Financial Group Inc*	2,443
		626,094	5.35%

Base Metals
2,198	Norsk Hydro Asa Ord Shs*	12,425	0.11%

Beverages
134	Heineken NV*	5,536
215	Pernod Ricard SA*	4,906
232	PepsiCo Inc*	25,608
113	Ito En Ltd*	3,845
165	Monster Beverage Corp*	6,838
1,410	Ambev SA	8,023
111	Coca-Cola European Partners PLC	3,851
54	Constellation Brand	8,576
244	Coca-Cola Amatil Ltd*	1,948
83	Diageo PLC	9,488
498	Coca-Cola Co/The*	20,896
42	Coca-Cola Femsa SAB de CV*	2,756
66	Brown-Forman Corp*	3,218
207	Anheuser-Busch InBev NV*	22,664
100	Asahi Group Holdings Ltd	3,517
		131,670	1.13%

Biotechnology
83	Amgen Inc	14,652
160	Seattle Genetics Inc*	10,504

37	United Therapeutics Corp*	5,466
35	Genmab A/S Ord Shs*	6,922
152	CSL Ltd*	6,878
82	Gilead Sciences Inc	5,779
150	Takara Bio Inc*	2,093
107	Vertex Pharmaceuticals*	9,696
9	Biogen Inc	2,597
27	Alexion Pharmaceuticals Inc*	3,544
123	Celgene Corp*	15,192
5	Bioverativ Inc*	234
		83,557	0.71%

Building Products
176	USG Corp*	5,936
25	Daikin Industries Adr*	4,738
101	Cie de Saint-Gobain*	4,832
22	Geberit AG*	9,505
45	Owens Corning	2,632
		27,643	0.24%

Capital Markets
136	Bank of New York Mellon Corp/The	6,411
99	Charles Schwab Corp/The	4,001
118	Macquarie Group Ltd*	7,827
22	Partners Group Holding AG*	11,493
540	UBS AG*	8,305
240	Morgan Stanley	10,961
301	Daiwa Securities Group Inc*	1,900
103	Federated Investors Inc	2,799
168	Credit Suisse Group AG*	2,535
27	Goldman Sachs Group Inc/The	6,698
20	BlackRock Inc	7,749
57	Legg Mason Inc	2,150
173	Deutsche Bank AG*	3,406
24	Ameriprise Financial Inc	3,156
39	Northern Trust Corp*	3,407
494	Mediobanca SpA*	3,953
75	Invesco Ltd	2,414
1,971	Man Group PLC ORD*	3,572
		92,737	0.79%

Casinos & Gaming
65	Paddy Power Betfair Plc Ord Shs*	7,078	0.06%

Chemicals
109	EI du Pont de Nemours & Co	8,561
40	Monsanto Co	4,553
55	Agrium Inc	5,313
203	Air Liquide SA*	4,381
83	FMC Corp	4,782
185	Potash Corp of Saskatchewan Inc	3,225

110	BASF SE*	10,251
1,000	Mitsui Chemicals Inc*	5,059
959	DuluxGroup Ltd*	4,508
128	Shin-Etsu Chemical Co Ltd*	2,707
204	Akzo Nobel NV*	4,556
15	Sherwin-Williams Co/The*	4,628
172	Sumitomo Chemical Co Ltd*	4,766
40	Praxair Inc	4,748
71	Dow Chemical Co/The	4,420
250	Linde AG*	4,075
24	chemours co/the	808
76	Ecolab Inc	9,422
103	Syngenta AG ADR*	8,894
22	Air Products & Chemicals Inc	3,090
64	Westlake Chemical Corp	4,060
100	Yara International ASA*	3,809
2,600	Petronas Chemicals Group Bhd*	4,243
		114,859	0.98%

Chemicals & Allied Products
14	Ingevity Corp.*	756	0.01%

Classification P&C Insurance
160	Grupo Catalana Occidente SA Ordinary	5,303	0.05%

Coal Operations
71,000	Adaro Energy Tbk Ord	8,978	0.08%

Commercial Printing
20	LSC Communications Inc.	568	0.00%

Commercial Services & Supplies
67	KAR Auction Services Inc	3,003
1,894	IWG PLC*	5,686
4,000	United Envirotech Ltd	4,519
217	Pitney Bowes Inc Com	2,960
53	RR Donnelley & Sons Co	889
176	Secom Ltd Adr*	3,194
150	Park24 Co Ltd*	4,193
236	G4S PLC*	3,873
65	Cintas Corp*	7,671
3,593	China Everbright International Ltd*	4,656
		40,644	0.35%

Communications Equipment
592	Nokia OYJ*	3,043
272	Radware LTD*	4,202
77	Motorola Solutions Inc	6,081
578	Cisco Systems Inc	19,756
163	QUALCOMM Inc	9,206
		42,288	0.36%

Construction & Engineering
280	Vinci SA*	5,037
1,320	Obrascon Huarte Lain Sa Ord Shs*	4,607
		9,644	0.08%

Construction Materials
1,863	Csr Ord Shs At Xasx*	5,961
309	Holcim Ltd*	3,501
26	Martin Marietta Materials Inc*	5,615
400	Siam Cement PCL/The*	5,907
793	Sumitomo Osaka Cement Co Ltd*	3,281
15	Cemex SAB de CV*	127
		24,392	0.21%

Consumer Finance
77	American Express Co	6,165
91	Discover Financial Services	6,474
66	Capital One Financial Corp	6,195
		18,834	0.16%

Containers & Packaging
146	Berry Plastics Group Inc*	7,348
84	Westrock Co	4,512
77	Crown Holdings Inc*	4,126
40	AptarGroup Inc	2,980
		18,966	0.16%

Crude Petroleum & Natural Gas
23	Eurofins Scientific Sa Ord Shs*	9,811	0.08%

Distributors
61	Genuine Parts Co	5,838
198	LKQ Corp*	6,253
200	Canon Marketing Japan Inc	3,971
		16,062	0.14%

Diversified Consumer Services
162	H&R Block Inc	3,331	0.03%

Diversified Financial Services
69	ORIX Corp*	5,401
996	RMB Holdings Ltd*	4,804
100	Intercontinental Exchange Inc	5,713
88	Moodys Corp	9,801
1,313	FirstRand Ltd*	4,965
85	S&P Global Inc	11,005
58	Groupe Bruxelles Lambert SA*	4,908
37	CME Group Inc/IL	4,494
308	Hong Kong Exchanges and Clearing Ltd*	7,631
129	Berkshire Hathaway Inc*	22,113

		80,835	0.69%

Diversified Telecommunication Services
159	Chunghwa Telecom Co Ltd*	5,226
678	China Unicom Hk Adr*	8,204
670	AT&T Inc	27,999
114	BCE Inc	4,975
305	Deutsche Telekom AG*	5,261
310	Nippon Telegraph & Telephone Corp*	13,125
329	Deutsche Telekom AG*	5,680
711	Telefonica SA*	7,202
163	Level 3*	9,332
414	Telecom Italia SpA*	3,324
296	Telekomunikasi Indonesia Persero Tbk PT	8,436
324	TeliaSonera AB*	2,589
469	Verizon Communications Inc	23,276
218	Telstra Corp Ltd	3,907
300	Frontier Communications Corp	879
100	Swisscom AG*	4,409
250	Singapore Telecommunications Ltd	7,071
252	BT Group PLC	5,111
493	Orange SA*	7,420
		153,426	1.31%

Electric Services
310	Enersis Chile SA	1,566
100	Avangrid Inc.	4,372
310	Enersis Americas - Spons ADR	3,022
		8,960	0.08%

Electric Utilities
795	Electricite de France SA*	1,510
250	Kansai Electric Power Co Inc/The*	2,759
252	Electricite de France SA*	2,465
42	NextEra Energy Inc	5,502
59	Edison International	4,705
237	Iberdrola SA*	6,294
324	Korea Electric Power Corp	6,150
128	Endesa SA	2,720
118	Southern Co/The	5,997
9	CPFL Energia SA	146
648	CLP Holdings Ltd*	6,577
141	PPL Corp	5,200
200	SSE PLC	3,850
74	Duke Energy Corp	6,109
877	Enel SpA	3,727
57	American Electric Power Co Inc	3,817
67	Xcel Energy Inc	2,929
41	Entergy Corp	3,143
149	Exelon Corp	5,470
		79,070	0.68%

Electrical Equipment
400	Schneider Electric SE*	5,398
28	Rockwell Automation Inc	4,231
79	Eaton Corp PLC*	5,686
220	ABB Ltd*	4,969
120,000	FDG Electric Vehicles LTD*	5,179
900	Cosel ORD SHS AT XTK*	11,379
60	Murata Manufacturing*	8,585
96	AMETEK Inc	5,181
385	Prysmian Spa Ord Shs*	9,777
78	Mitsubishi Electric Corp*	2,283
		62,668	0.54%

Electronic Computers
20	Dell Technologies Inc.*	1,270	0.01%

Electronic Equipment, Instruments & Components
147	Corning Inc	4,059
133	Jabil Circuit Inc	3,393
68	Anixter International Inc*	5,664
200	Yaskawa Electric Corp*	3,732
68	Omron Corp*	2,910
100	Azbil Corp*	3,198
430	LG Display Co Ltd	5,216
34	IPG Photonics Corp*	4,022
128	Dolby Laboratories Inc Cl A Co	6,258
42	Keysight Technologies Inc*	1,579
281	National Instruments	9,059
33	Hitachi Ltd*	1,818
61	Avnet Inc	2,811
58	Kyocera Corp*	3,198
118	TE Connectivity Ltd	8,787
		65,704	0.56%

Energy Equipment & Services
93	National Oilwell Varco Inc*	3,759
162	Rowan Cos Plc*	2,935
39	Helmerich & Payne Inc	2,666
117	Tenaris SA*	3,827
65	Halliburton Co	3,475
209	Schlumberger Ltd	16,795
45	Tidewater Inc*	61
		33,518	0.29%

Entertainment Facilities
100	Oriental Land Ord Sh*	5,592	0.05%

Exchange Traded Fund
1,073	Powershares Int Corp Bond	26,535
463	Ishares Msci Qatar Cp Etf*	9,126

7	iShares MSCI France ETF	174
43	iShares MSCI Singapore ETF	960
1,330	iShares MSCI Taiwan ETF	43,079
546	iShares MSCI Mexico Capped ETF	25,160
1,184	iShares MSCI South Korea Capped ETF	69,335
175	Market Vectors Russia Small-Cap ETF	6,832
1,096	iShares MSCI UAE Capped ETF	18,479
317	iShares MSCI Brazil Capped ETF	11,960
1,283	iShares MSCI Brazil Small-Cap ETF	17,770
724	iShares Emerging Markets Local Currency Bond ETF*	32,450
176	iShares MSCI Denmark Capped ETF	9,420
167	iShares MSCI South Africa ETF	9,183
1,184	iShares International Treasury Bond ETF	107,744
2,349	iShares MSCI India ETF	69,695
845	iShares MSCI Philippines ETF	28,088
503	iShares MSCI Poland Capped ETF	10,568
240	iShares MSCI Chile Capped ETF	9,670
1,108	iShares MSCI Indonesia ETF	27,135
348	Market Vectors India Small-Cap Index ETF	16,906
237	iShares MSCI Japan Small-Cap ETF	15,611
2	Global X MSCI Norway ETF	23
4	iShares MSCI China Small-Cap ETF	178
335	iShares MSCI Germany ETF	9,219
199	iShares MSCI Hong Kong ETF	4,300
508	iShares MSCI Thailand Capped ETF	38,105
1	XACT OMXS30*	20
122	iShares MSCI Switzerland Capped ETF	3,787
763	iShares MSCI Malaysia ETF	22,501
41	iShares China Large-Cap ETF	1,566
6,846	Market Vectors Emerging Markets Local Currency	124,460
5,315	Nomura TOPIX Exchange Traded Fund*	74,215
12,888	SPDR Barclays International Corporate Bond ETF*	401,977
80,430	SPDR Barclays International Treasury Bond ETF*	2,126,569
2,962	Vanguard Intermediate-Term Corporate Bond ETF	256,568
1,208	Vanguard Long-Term Corporate Bond ETF	109,723
1,260	Vanguard Short-Term Corporate Bond ETF	100,523
1,305	iShares 1-3 Year Treasury Bond ETF	110,299
9	iShares 10-20 Year Treasury Bond ETF	1,213
675	iShares 20+ Year Treasury Bond ETF	82,174
1,799	iShares 3-7 Year Treasury Bond ETF	221,367
858	iShares 7-10 Year Treasury Bond ETF	90,648
243	iShares Agency Bond ETF	27,474
1,375	iShares JP Morgan USD Emerging Markets	156,145
5,523	iShares MBS ETF	589,580
66	iShares MSCI Emerging Markets Small-Cap ETF	2,940
		5,121,454	43.80%

Exploration & Production
6	PrairieSky Royality LTD	140	0.00%

Food & Drug Stores

1,404	Migros Ticaret As Ord Shs*	7,584	0.06%

Food & Staples Retailing
124	Walgreens Boots Alliance Inc	10,711
100	Loblaw Cos Ltd	5,259
241	Wesfarmers Ltd	3,979
62	Seven & i Holdings Co Ltd	2,417
102	Whole Foods Market Inc	3,128
80	Sysco Corp	4,218
411	Wal-Mart de Mexico SAB de CV	8,010
356	Wal-Mart Stores Inc	25,251
159	Woolworths Ltd*	3,135
38	Costco Wholesale Corp	6,733
166	CVS Health Corp	13,376
365	Tesco PLC*	2,550
92	Kroger Co/The	2,926
233	J Sainsbury PLC*	3,146
		94,839	0.81%

Food Products
355	Danone SA*	4,675
142	Nestle SA*	10,481
113	Mead Johnson Nutrition	9,920
33	Bunge Ltd	2,701
59	Archer-Daniels-Midland Co	2,771
47	General Mills Inc	2,837
151	Kraft Heinz Co/The*	13,818
100	Riken Vitamin Co Ltd*	3,854
183	Ajinomoto Co Inc*	3,662
710	JBS SA*	5,332
288	Nestle SA*	21,223
7	Barry Callebaut Ag Ord Shs*	9,039
237	BRF SA*	3,079
103	Mondelez International Inc	4,524
2,000	Yeo Hiap Seng Ltd*	1,967
149	Associated British Foods PLC	4,884
152	Hormel Foods Corp	5,358
		110,125	0.94%

Food Products Wholesaler
707	Bidvest Group Ltd Ord Shs*	8,336	0.07%

Gas Utilities
452	Superior Plus Corp	4,393
45	WGL Holdings Inc	3,757
22	ONE Gas Inc	1,442
2,420	Hong Kong & China Gas Co Ltd*	4,657
47	Southwest Gas Holdings Inc	4,020
55	Atmos Energy Corp	4,306
		22,575	0.19%

Generic Pharmaceuticals
408	Richter Gedeon Plc Ord Shs*	9,029	0.08%

Health Care Equipment & Supplies
215	Terumo Corp*	7,420
14	Straumann Holding AG*	5,922
41	Baxter International Inc*	2,088
69	Olympus Corp*	2,439
196	Medtronic PLC	15,858
31	Teleflex Inc*	5,927
57	Becton Dickinson and Co	10,434
98	Hill-Rom Holdings Inc	6,512
76	Alere Inc*	2,911
29	Stryker Corp	3,728
167	Smith & Nephew PLC*	5,102
93	Essilor International SA*	5,346
202	Cochlear Ltd*	10,145
3	Halyard Health Inc*	117
198	Abbott Laboratories	8,926
15	Intuitive Surgical Inc*	11,055
		103,930	0.89%

Health Care Providers & Services
27	Aetna Inc	3,477
43	Express Scripts Holding Co*	3,038
44	DaVita HealthCare Partners Inc*	3,054
140	UnitedHealth Group Inc*	23,153
26	Community Health Systems Inc*	254
17	Humana Inc	3,591
118	Hca Holdings Inc*	10,294
37	WellCare Health Plans Inc*	5,224
40	Cardinal Health Inc	3,255
49	McKesson Corp	7,356
25	Anthem Inc	4,120
		66,816	0.57%

Health Care Technology
140	Cerner Corp*	7,706	0.07%

Home Improvement
198	LIXIL group Corp.*	9,688	0.08%

Home Product Stores
840	Steinhoff N.V. ORD SHS*	4,461	0.04%

Hotels, Restaurants & Leisure
370	Greene King PLC	3,094
7	Chipotle Mexican Grill Inc*	2,931
270	Sodexo SA	5,905
138	Hilton Worldwide Holdings Inc*	7,894
65	Dunkin Brands Group Inc*	3,576

2,000	SJM Holdings Ltd*	1,641
200	St Marc Holdings Co Ltd*	6,113
3,000	MiraMar Hotel & Investment*	6,176
44	Royal Caribbean Cruises Ltd	4,228
92	Las Vegas Sands Corp	4,871
73	Carnival Corp	4,084
66	Six Flags Entertainment Corp	4,000
37	Whitbread PLC*	1,752
130	Starbucks Corp	7,393
66	Marriott International Inc/MD	5,741
18	Cracker Barrel Old Country Store Inc	2,898
49	McDonalds Corp	6,255
33	Yum! Brands Inc	2,156
129	Melco Crown Entertainment Ltd	2,112
		82,820	0.71%

Household Durables
400	Sumitomo Forestry Co Ltd*	5,794
517	Tamron Ord Shs At Xt	9,670
170	Panasonic Corp*	1,867
83	Garmin Ltd	4,284
2,000	Techtronic Industrie	7,162
13	Whirlpool Corp*	2,322
4	NVR Inc*	7,740
132	Sony Corp*	4,087
127	Newell Rubbermaid Inc	6,227
		49,153	0.42%

Household Products
33	Energizer Holdings Inc	1,810
28	Kimberly-Clark Corp	3,711
129	Unicharm Corp	2,886
306	Procter & Gamble Co/The	27,867
66	Henkel AG & Co KGaA*	7,117
43	Colgate-Palmolive Co	3,138
60	Reckitt Benckiser Group PLC*	5,431
360	Reckitt Benckiser Group PLC*	6,635
		58,595	0.50%

IT Services
123	International Business Machines Corp	22,118
36	FleetCor Technologies Inc*	6,120
48	Computer Sciences Corp	3,291
2,300	Axiata Group Bhd*	2,294
30	Automatic Data Processing Inc	3,079
96	Nomura Research Institute Ltd	3,300
145	Mastercard Inc	16,017
113	Teradata Corp*	3,514
344	Infosys Ltd*	5,208
212	Cielo SA	1,839
84	Cognizant Technology Solutions Corp*	4,979

105	Cap Gemini Sa Ord Shs*	8,961
170	PayPal Holdings Inc*	7,140
177	Visa Inc	15,565
		103,425	0.88%

Independent Power and Renewable Electricity Producers
6,000	Huadian Power International Corp Ltd*	2,636	0.02%

Industrial Conglomerates
180	Jardine Matheson Holdings Ltd*	11,219
646	CK Hutchison Holdings Ltd*	7,952
187	Toshiba Corp*	2,065
220	KOC Holding AS*	4,477
101	Siemens AG	13,130
5,000	MWS Holdings ORD SHS*	9,108
559	Jardine Strategic Holdings Ltd*	10,593
361	SM Investments Corp*	4,763
220	Smiths Group PLC*	4,159
5,000	Citic LTD ORD SHS AT*	7,175
1,016	General Electric Co*	30,287
167	Koninklijke Philips NV*	5,058
49	3M Co	9,131
53	Danaher Corp	4,534
1,900	Sime Darby Bhd*	3,832
		127,483	1.09%

Industrial Instruments For Measurement, Display, And Control
26	Fortive Corp	1,499	0.01%

Industrial Maintenance Svcs
905	Zardoya Otis	7,217	0.06%

Infrastructure Software
13	LogMeIn Inc	1,151	0.01%

Insurance
506	Dai-ichi Life Insurance Co*	9,471
1,700	New China Life Insurance Co Ltd*	8,377
57	Principal Financial Group Inc	3,565
61	Aon PLC	7,055
178	Genworth Financial Inc*	728
57	Euler Hermes Group*	5,019
27	American Financial Group Inc/OH	2,540
58	Loews Corp	2,725
540	Ping An Insurance Group Co of China Ltd*	5,773
218	Sampo Oyj*	4,950
165	Power Financial Corp	4,315
138	MetLife Inc	7,237
260	Manulife Financial Corp	4,659
87	Aflac Inc	6,294
81	MS&AD Insurance Group Holdings Inc*	2,726

33	Prudential Financial Inc	3,648
354	China Life Insurance Co Ltd*	5,384
250	AIA Group Ltd*	6,310
5	Markel Corp*	4,899
1,022	SCOR SE*	3,751
165	Prudential PLC*	6,612
102	American International Group Inc	6,520
91	Power Corp of Canada	2,159
451	BB Seguridade Participacoes SA	4,113
46	Marsh & McLennan Cos Inc	3,380
49	Cincinnati Financial Corp	3,575
87	Chubb Corp/The	12,021
49	Lincoln National Corp	3,438
290	Aviva PLC*	3,564
84	Intact Financial Corp	5,947
87	Tokio Marine Holdings Inc	3,815
448	AXA SA*	10,541
41	WR Berkley Corp*	2,912
623	Aegon NV*	3,327
315	Sanlam Ltd*	3,251
1,820	Old Mutual PLC*	4,914
46	Torchmark Corp	3,566
5	Alleghany Corp*	3,229
42	Assurant Inc	4,158
48	Travelers Cos Inc/The	5,868
255	Tryg S/A*	4,735
260	Muenchener Rueckversicherungs-Gesellschaft AG*	4,919
620	Allianz SE*	10,794
170	Zurich Insurance Group AG*	4,703
		221,487	1.89%

Integrated Oils
314	Omv Ag Ord Shs*	11,976	0.10%

Internet & Catalog Retail
47	Netflix Inc*	6,680
72	Expedia Inc*	8,571
57	Amazon.com Inc*	48,167
465	Rakuten Inc	4,585
7	Priceline Group Inc/The*	12,069
182	JD.com Inc*	5,564
		85,636	0.73%

Internet Based Services
220	Liberty Expedia Hold-A*	9,522	0.08%

Internet Software & Services
246	Facebook Inc*	33,343
30	Baidu Inc*	5,224
326	Alibaba Group Holding Ltd*	33,545
170	eBay Inc*	5,763

200	Dena Co Ltd*	4,478
225	Yahoo Japan Corp*	2,070
35	NetEase Inc*	10,677
77	Yahoo! Inc*	3,516
174	United Internet Ag Ord Shs*	7,107
50	Zillow Group Inc*	1,697
38	Alphabet Inc-CL C*	31,282
25	Alphabet Inc-CL A*	21,123
1,011	Tencent Holdings Ltd*	26,852
		186,677	1.60%

Investment Management
450	Hargreaves Lansdown Plc Ord Shs*	7,437	0.06%

Jewelry and Watch Stores
74	Pandora A/S Ord Shs*	8,423	0.07%

Leisure Products
31	Shimano Inc	4,559
38	Vista Outdoor Inc*	769
62	Brunswick Corp/DE	3,713
		9,041	0.08%

Life Insurance
629	Standard Life PLC*	2,871	0.02%

Life Sciences Tools & Services
51	Lonza Group Ag Chf1 (Regd)*	9,379
37	Thermo Fisher Scientific	5,834
		15,213	0.13%

Lodging
13	ILG Inc.	245
42	Hilton Grand Vacations - WI*	1,246
		1,491	0.01%

Logistics Services
290	Deutsche Post New ADR*	9,941	0.09%

Machinery
249	Aalberts Industries Nv Ord Shs*	8,575
51	Oshkosh Corp	3,462
191	SKF AB*	3,614
250	Star Micronics Co Ltd	3,617
177	Paccar Inc	11,825
221	Komatsu Ltd*	5,307
36	Cummins Inc	5,346
153	Kubota Corp	2,423
3,314	Rotork Plc Ord Shs*	10,134
271	Trelleborg AB*	5,561
53	Illinois Tool Works Inc	6,997

88	Xylem Inc/NY	4,235
388	Sandvik AB*	5,252
116	FANUC Corp*	2,270
300	Miura Co Ltd*	4,598
175	Atlas Copco AB*	5,731
29	Caterpillar Inc	2,803
500	Mitsubishi Heavy Industries Ltd*	1,967
7	SMC Corp/Japan*	1,975
183	Metso Oyj Npv*	5,104
23	Hino Motors Ltd*	2,690
119	Joy Global Inc	3,355
		106,841	0.91%

Marine
17,000	Sitc International H*	10,906	0.09%

Mass Merchants
500	Aeon Ord Shs At Xtks	7,420	0.06%

Measurement Instruments
660	Halma Plc Ord Shs	7,946	0.07%

Media
99	Time Warner Inc	9,723
55	CBS Corp	3,626
415	Relx Nv*	7,321
400	RTL Group SA*	3,056
116	Tegna Inc.	2,973
238	Comcast Corp	8,906
98	Sky PLC*	4,858
10	Time Inc	176
255	Pearson PLC*	2,124
113	Liberty Global PLC*	3,965
48	WPP PLC*	5,638
520	Naspers Ltd*	8,388
166	Lagardere SCA Eur6.10*	4,168
115	Omnicom Group Inc	9,786
58	Gannett Co Inc	506
87	Twenty-First Century Fox Inc*	2,603
14	Liberty LiLac Group*	344
41	Viacom Inc	1,781
199	Vivendi SA*	3,498
165	Walt Disney Co/The	18,165
95	Thomson Reuters Corp	4,018
75	Cinemark Holdings Inc*	3,140
392	ProSiebenSat.1 Media AG*	3,904
15	Charter Commun Cl A New*	4,846
250	Interpublic Group of Cos Inc/The	6,025
5	Cable One Inc	3,127
173	Grupo Televisa SAB*	4,413
		131,078	1.12%

Medical Devices
378	Sonova Holding Ag Adr*	9,896	0.08%

Metals & Mining
84	Newmont Mining Corp	2,876
96	Rio Tinto Ltd	4,556
98	Rio Tinto PLC	4,000
196	Antofagasta PLC*	2,534
315	Teck Resources Ltd	6,303
90	Nucor Corp	5,631
2,000	Uacj Ord Shs At Xtks*	5,475
120	South32 Ltd*	1,144
776	NOVAGOLD RESOURCES INC*	4,105
590	Anglo American PLC Spons A D R*	4,637
129	Commercial Metals Co	2,726
114	Steel Dynamics Inc	4,172
20,000	Tiangong International Co Ltd*	2,370
197	ThyssenKrupp AG	4,905
310	MMC Norilsk Nickel OJSC	4,954
20,000	MMG Ltd*	7,884
100	POSCO	6,203
862	Glencore PLC*	6,857
822	Vale SA	8,508
15	Nippon Steel & Sumitomo Metal Corp*	367
390	Vedanta Ltd*	5,994
500	Daido Steel Co Ltd*	2,445
1,501	Grupo Mexico SAB de CV	4,548
1,106	Fortescue Metals Group Ltd*	5,613
375	Newcrest Mining Ltd*	6,343
84	BHP Billiton Ltd*	3,177
190	Southern Copper Corp	6,965
54	Royal Gold Inc	3,567
216	BHP Billiton PLC*	7,018
		135,877	1.16%

Miscellaneous Chemical Products
11	Versum Materials Inc.*	333	0.00%

Multi-Utilities
1,979	Hera SpA*	4,898
57	Public Service Enterprise Group Inc	2,621
11,340	Keppel Infrastructure Trust	4,001
74	Ameren Corp	4,047
57	Dominion Resources Inc/VA*	4,425
91	National Grid PLC*	5,537
37	DTE Energy Co	3,751
3,933	A2a Spa Az Ord Shs*	5,453
61	Vectren Corp	3,437
255	E.ON SE*	1,976
143	PG & E Corp	9,545

113	NiSource Inc	2,702
53	Consolidated Edison Inc	4,083
		56,476	0.48%

Multiline Retail
49	Macys Inc	1,628
115	Dollar General Corp	8,397
57	Next PLC	2,701
67	Target Corp	3,938
755	Marks & Spencer Group PLC*	3,129
626	Woolworths Holdings Ltd/South Africa*	3,333
53	Canadian Tire Corp Ltd	6,069
		29,195	0.25%

Office Electronics
500	Seiko Epson Ord Shs*	11,133	0.10%

Oil & Gas Filed Machinery & Equipment
53	Paragon Offshore PLC*	4	0.00%

Oil, Gas & Consumable Fuels
36	Phillips 66	2,815
53	World Fuel Services Corp	1,917
45	PetroChina Co Ltd	3,418
111	Lukoil OAO	5,869
55	Occidental Petroleum Corp	3,605
329	Pembina Pipeline Corp	10,630
85	PBF Energy Inc	2,082
70	Pioneer Natural Resources Co*	13,018
518	Lundin Petroleum Ab Ord Shs*	10,602
748	Petroleo Brasileiro SA*	7,540
614	Petroleo Brasileiro SA*	5,765
67	QEP Resources Inc*	922
552	Cobalt International Energy Inc*	392
43	Devon Energy Corp	1,864
198	Gibson Energy Inc	2,767
64	Valero Energy Corp	4,349
56	Marathon Petroleum Corp	2,778
277	Kinder Morgan Inc/DE	5,903
2,466	Surgutneftegas OAO*	12,478
105	Royal Dutch Shell PLC	5,448
68	Royal Dutch Shell PLC	3,740
520	Royal Dutch Shell PLC	13,408
153	ConocoPhillips	7,278
112	Enbridge Inc	4,687
207	Repsol SA	3,063
376	Eni SpA*	5,774
168	Husky Energy Inc*	1,999
234	Chesapeake Energy Corp*	1,275
756	Ecopetrol SA*	6,819
76	Hess Corp	3,909

30	Anadarko Petroleum Corp	1,940
44	Noble Energy Inc	1,602
41	Whiting Petroleum Corp*	445
53	Williams Cos Inc/The	1,502
314	BP PLC	10,651
51	EOG Resources Inc	4,946
146	Woodside Petroleum Ltd*	3,505
59	China Petroleum & Chemical Corp*	4,577
314	TOTAL SA	15,691
1,219	Rosneft OAO*	6,912
217	Chevron Corp	24,412
97	TransCanada Corp	4,461
2	California Resources Corp*	36
42	Cimarex Energy Co	5,280
28	CNOOC Ltd*	3,323
453	Exxon Mobil Corp	36,838
930	Inpex Corp*	9,196
674	Spar Group Limited Ord Shs	9,151
2,261	Gazprom OAO*	10,084
138	Sasol Ltd*	3,914
128	Imperial Oil Ltd*	4,004
45	ONEOK Inc	2,432
48	Continental Resources Inc/OK*	2,170
394	Statoil ASA	6,934
329	Canadian Natural Resources Ltd	9,446
173	Suncor Energy Inc*	5,420
45	Apache Corp	2,367
		347,353	2.97%

Oil, Gas Field Services, Nbc
16	Seventy Seven Energy Inc*	0	0.00%

Paper & Forest Products
241	Canfor Corp*	3,135
844	Hokuetsu Kishu Paper Co Ltd*	5,773
116	International Paper Co	6,113
		15,021	0.13%

Personal Products
305	LOreal SA*	11,337
33	Edgewell Personal Care Co*	2,437
75	Kao Corp	3,872
139	Herbalife Ltd	7,852
125	Unilever PLC	5,935
111	Unilever PLC	5,248
255	Unilever NV	12,069
55	Beiersdorf AG*	4,993
		53,743	0.46%

Pharmaceutical Preparations
6	Shire PLC-ADR*	1,084	0.01%

Pharmaceuticals
195	Novartis AG	15,243
456	Roche Holding AG*	13,872
6,000	China Medical System*	9,770
126	Teva Pharmaceutical Industries Ltd	4,413
9	Mallinckrodt PLC*	472
127	Eli Lilly & Co	10,517
21	Jazz Pharmaceuticals PLC*	2,785
22	Roche Holding AG*	5,391
60	Indivior PLC*	260
669	Pfizer Inc	22,826
225	Ono Pharmaceutical O*	4,959
258	AbbVie Inc	15,955
105	Takeda Pharmaceutical Co Ltd*	2,445
287	Merck & Co Inc	18,905
115	Astellas Pharma Inc*	1,544
14	Indivior PLC*	308
300	Johnson & Johnson	36,663
78	Chugai Pharmaceutical Co Ltd	2,588
160	Novartis AG*	12,470
192	Bristol-Myers Squibb Co	10,888
60	Sanofi*	5,161
220	AstraZeneca PLC	6,437
192	Merck KGaA*	7,002
107	Impax Laboratories Inc*	1,525
89	Bayer AG*	9,809
400	Daiichi Sankyo Ord S*	9,074
47	Valeant Pharmaceuticals International Inc*	676
127	Dr Reddys Laboratories Ltd*	5,456
196	GlaxoSmithKline PLC	8,130
225	GlaxoSmithKline PLC	4,591
301	Sanofi*	12,982
232	Novo Nordisk A/S*	8,197
148	Zoetis Inc	7,890
23	Allergan Inc*	5,631
		284,835	2.44%

Plastics, Materials, Synth Resins & Nonvulcan Elastomers
2	AdvanSix Inc.*	55	0.00%

Professional Services
75	Equifax Inc*	9,833
44	ManpowerGroup Inc*	4,270
683	Michael Page International PLC*	3,593
		17,696	0.15%

Power Generation
262	Engie Sa Ord Shs*	3,198	0.03%

Real Estate Investment Trusts

38	Sun Communities Inc	3,148
123	Duke Realty Corp	3,154
210	DiamondRock Hospitality Co	2,283
180	Unibail-Rodamco SE*	4,100
39	SL Green Realty Corp	4,395
2,905	Mirvac Group	4,781
123	AGNC Investment Corp	2,414
21	Life Storage Inc.	1,861
31	Extra Space Storage Inc	2,455
120	GEO Group Inc/The	5,713
57	Lamar Advertising Co	4,302
287	Land Securities Group PLC	3,788
39	WP Carey Inc	2,461
26	Washington Prime Group*	241
22	Care Capital Properties Inc	578
37	Federal Realty Investment Trust	5,207
273	Vereit Inc	2,476
49	American Tower Corp	5,625
91	Weyerhaeuser Co*	3,069
2	Japan Prime Realty Investment Corp	7,903
135	Redwood Trust Inc	2,210
24	Simon Property Group Inc	4,426
113	Equity Residential	7,127
25	AvalonBay Communities Inc	4,594
48	Welltower Inc.	3,378
93	Healthcare Realty Trust Inc	2,972
182	Sunstone Hotel Investors Inc	2,684
22	Public Storage	5,004
45	Ventas Inc	2,927
98	Crown Castle International Corp	9,166
25	Boston Properties Inc	3,476
124	Kimco Realty Corp	3,007
1,154	Goodman Group	6,670
75	UDR Inc	2,738
1	Kenedix Office Investment Corp*	5,918
135	Realty Income Corp.	8,273
194	Prologis Inc New Reit	9,904
4,922	Shopping Centres Aus	8,402
83	Park Hotels & Resorts Inc. - WI	2,125
		164,955	1.41%

Real Estate Management & Development
8,000	Goldin Properties Holdings Ltd*	6,843
100	Nomura Real Estate Holdings Inc*	1,689
595	Sun Hung Kai Pptys Adr Fsponsored Adr*	8,723
1,004	Henderson Land Development Co Ltd*	5,878
60	Mitsui Fudosan Co Ltd*	1,352
141	Tokyo Tatemono Co Ltd	1,980
8,900	TICON Industrial Connection PCL*	3,948
14,309	Franshion Properties China Ltd*	4,442
42	Morguard Corp	5,900

1,000	CapitaLand Ltd*	2,595
90	Psp Swiss Property Ag Ord Shs*	8,374
115	Daiwa House Industry Co Ltd*	3,142
83	Mitsubishi Estate Co Ltd*	1,614
		56,480	0.48%

Restaurants
33	Yum China Holdings Inc*	877	0.01%

Retail-Department Stores
109	Burlington Stores Inc Com*	9,702	0.08%

Road & Rail
1,184	MTR Corp Ltd*	6,261
204	Canadian National Railway Co	14,233
47	Kansas City Southern	4,166
46	Norfolk Southern Corp	5,567
181	East Japan Railway Co*	2,720
93	CSX Corp	4,516
36	Union Pacific Corp	3,886
34	Ryder System Inc	2,589
		43,938	0.38%

Semiconductors & Semiconductor Equipment
494	Intel Corp	17,883
654	Taiwan Semiconductor Manufacturing Co Ltd*	20,581
83	Tokyo Electron Ltd*	8,244
508	Infineon Technologies AG	9,037
2,500	United Microelectronics Corp*	5,100
33	Lam Research Corp	3,912
93	Texas Instruments Inc	7,126
72	ASML Holding NV*	8,762
149	Applied Materials Inc	5,397
145	Analog Devices Inc	11,880
102	Silicon Laboratories Inc*	6,885
58	Xilinx Inc	3,412
81	Micron Technology Inc*	1,899
		110,118	0.94%

Services-Business Services, Nec
25	ZIllow Group Inc*	841	0.01%

Services-Computer Programming, Data Processing, Etc.
48	CSRA, Inc.	1,431
142	IHS Markit LTD*	5,652
		7,083	0.06%

Services-General Medical & Surgical Hospitals, Nec
6	Quorum Health Corp*	51	0.00%

Services-Miscellaneous Business Services

20	Donnelley Financial Solutions*	462	0.00%

Software
489	Oracle Corp	20,827
91	Manhattan Associates Inc*	4,564
81	Check Point Software Technologies Ltd*	8,012
90	Adobe Systems Inc.*	10,651
140	SAP SE*	13,045
128	SS&C Technologies Holdings Inc	4,483
47	Salesforce.com inc*	3,823
86	Dassault Systemes*	6,957
67	ServiceNow Inc*	5,824
39	Tyler Technologies Inc*	5,914
203	Activision Blizzard Inc*	9,161
73	Citrix Systems Inc	5,763
10	CDK Global Inc	664
859	Microsoft Corp	54,959
103	Mentor Graphics Corp	3,821
		158,468	1.36%

Specialty Retail
135	Hennes & Mauritz AB*	3,564
77	TJX Cos Inc/The	6,041
210	Fast Retailing Co Ltd	6,648
134	Home Depot Inc/The*	19,418
15	OReilly Automotive Inc*	4,076
723	Truworths International Ltd*	4,794
11	Autozone Inc*	8,102
4	Fast Retailing Ord S	1,258
175	Inditex SA*	5,612
48	Lithia Motors Inc*	4,592
53	Lowes Cos Inc	3,942
73	CarMax Inc*	4,711
		72,758	0.62%

Specialty Pharmaceuticals
100	Hisamitsu Pharmaceutical Co Inc.	5,351	0.05%

Technology Hardware, Storage & Peripherals
277	HP Inc.	4,811
101	Seagate Technology PLC	4,867
250	Ricoh Co Ltd*	2,179
594	Apple Inc	81,372
78	FUJIFILM Holdings Corp*	3,001
53	Western Digital Corp	4,075
76	Canon Inc	2,222
277	Hewlett Packard Enterprise Co.*	6,321
187	Lenovo Group Ltd*	2,233
		111,081	0.95%

Telecom Carriers

344	Quebecor INC-CL B*	9,719
2,400	Maxis	3,409
		13,128	0.11%

Textiles, Apparel & Luxury Goods
56	Michael Kors Holdings Ltd*	2,044
612	Cie Financiere Richemont SA*	4,474
16	Hermes International	6,970
29	Christian Dior SE*	6,131
145	LVMH Moet Hennessy Louis Vuitton SE*	5,817
250	Kering	6,078
30	LVMH Moet Hennessy Louis Vuitton SE	6,011
106	NIKE Inc	6,059
67	Deckers Outdoor Corp*	3,540
176	Hanesbrands Inc	3,522
109	Kate Spade & Co*	2,601
7,000	Yue Yuen Industrial*	26,060
		79,307	0.68%

Thrifts & Mortgage Finance
189	Radian Group Inc	3,517	0.03%

Tobacco
225	Altria Group Inc	16,857
85	British American Tobacco PLC*	5,346
109	Reynolds American Inc	6,711
201	Philip Morris International Inc	21,979
96	British American Tobacco PLC	6,129
128	Japan Tobacco Inc	4,261
138	Imperial Brands PLC	6,602
		67,885	0.58%

Trading Companies & Distributors
202	ITOCHU Corp*	5,850
368	ITOCHU Corp*	5,303
41	Marubeni Corp*	2,656
2	Veritiv Corp*	111
8	Mitsui & Co Ltd*	2,449
120	Mitsubishi Corp*	2,695
		19,064	0.16%

Transaction Mgmt Systems
75	Ingenico Group Sa Ord Shs*	6,717	0.06%

Transport Support Services
1,625	Auckland International Airport Ltd*	8,577	0.07%

Transportation Infrastructure
12	Abertis Infraestructuras SA*	176
126	Sydney Airport	585
200	Vodafone Group PLC*	500

2,030	International Container Terminal Services Inc*	3,070
3,400	Central Pattana PCL*	5,352
1,941	OHL Mexico SAB de CV*	2,030
		11,713	0.10%

Steel Producer
2,420	Gerdau Sa Sponsored Adr Pref*	9,849	0.08%

Utilities
4,944	Duet Group Quadruple	10,408	0.09%

Utility Network
2,239	Snam Spa Ord Shs*	8,904	0.08%

Water Utilities
31	American Water Works Co Inc	2,418
481	Cia de Saneamento Basico do Estado de Sao Paulo*	5,094
		7,512	0.06%

Wireless Telecommunication Services
313	NTT DOCOMO Inc*	7,437
531	Mtn Group Ltd Ord Shs*	4,838
50	SoftBank Corp*	3,704
146	SoftBank Corp*	5,455
452	America Movil SAB de CV*	5,745
784	Advanced Info Service PCL*	3,822
131	TMX Group Limited*	6,912
826	Turkcell Iletsm*	6,814
613	Sprint Corp*	5,401
318	Vodafone Group PLC	8,080
360	KDDI Corp*	4,684
345	China Mobile Ltd*	19,065
207	SK Telecom Co Ltd	4,678
		86,635	0.74%

Total for Common Stock (Cost - $5,971,841)		$ 11,026,390	94.31%

CORPORATE BONDS

Beverages
8,000	Anheuser Busch 7.75% 01/15/19	8,862	0.08%

Electric Utilities
10,000	Arizona Pub Serv 4.5% 04/01/42	10,688	0.09%

Oil, Gas & Consumable Fuels
10,000	BP Capital 4.742% 03/11/2021	10,909	0.09%

Hotels, Restaurants & Leisure
10,000	Carnival Corp 3.95% 10/15/2020	10,555	0.09%

Beverages
10,000	Coca Cola 1.65% 11/01/2018	10,057	0.09%

Capital Markets
7,000	Credit Suisse 7.125% 07/15/32	9,537	0.08%

Machinery
10,000	Deere & Co 2.6% 06/08/2022	10,043	0.09%

Thrifts & Mortgage Finance
20,000	Energy Transfer Part 3.6%, 02/01/2023	19,893	0.17%

Electric Utilities
9,000	Entergy Gulf 6% 05/01/18	9,429	0.08%

Insurance
8,000	Equitable Cos 7% 04/01/28	10,041	0.09%

Banks
11,000	European Invt 1.75% 03/15/17	11,003	0.09%

Thrifts & Mortgage Finance
10,000	Fed Home Loan Mortgage 1% 03/08/17	10,001
5,000	Fhlmc 1.25% 10/02/2019	4,971
5,000	Fnma 1.05% 05/25/2018	4,998
		19,970	0.17%

Capital Markets
9,000	Goldman Sachs 5.95% 01/18/18	9,341	0.08%

Banks
10,000	HSBC Holdings 5.1% 04/05/2021	10,886	0.09%

Insurance
9,000	Hartford Finl 5.125% 04/15/22	9,989	0.09%

Real Estate Investment Trusts (REITs)
9,000	Host Hotels & Resorts 6% 10/01/21	10,047	0.09%

Food Products
8,000	Kraft Foods 6.875% 01/26/39	10,116	0.09%

Thrifts & Mortgage Finance
20,000	L3 Technologies 3.85%, 12/15/2026	20,274	0.17%

Pharmaceuticals
10,000	Merck & Co 4.15% 05/18/2043	10,325	0.09%

Road & Rail
9,000	Norfolk Southern 5.9% 06/15/19	9,793	0.08%

Oil, Gas & Consumable Fuels
10,000	ONEOK Partners 6.125% 02/01/2041	11,370
10,000	Plains Amer Pipeline 3.85% 10/15/2023	10,107
8,000	Shell Intl 5.5% 03/25/40	9,515
10,000	Total Fina 4.45% 06/24/2020	10,764
		41,756	0.36%

US Treasury Note
20,000	US Treasury 1.5%, 8/15/2026	18,526	0.16%

U.S. Treasury Notes
20,000	US Treasury 2.5%, 05/15/2046	18,093	0.15%

U.S. Treasury Notes & Obligations
20,000	US Treasury 3.625% 02/15/2044	22,478	0.19%

Diversified Telecommunication Services
11,000	Verizon Communications 2.45% 11/01/22	10,665	0.09%

Banks
11,000	Wells Fargo 1.5% 01/16/18	11,002	0.09%

IT Services
10,000	Xerox Corp 2.95% 03/15/2017	10,006

Total for Corporate Bonds (Cost - $360,820)		$ 364,284	3.12%

RIGHTS
1,016	ETF Vaneck Vectors Etescrow Contra	0
98	UniCredit SpA right	1,268
668	Zodiac Aerospace RTS 12/31/49	0
Total for Rights (Cost - $0)		$ 1,268	0.01%

WARRANTS
600	Miramar Hotel 01/19/18	199	0.00%
(Cost - $0)

U.S. TREASURY NOTES
20,000	U.S. Treasury 2.5%, 02/15/2045	18,137
20,000	US Treasury 0.75% 6/30/2017	20,012
10,000	US Treasury 1% 09/30/2019	9,905
10,000	US Treasury 1.125% 03/31/2020	9,887
15,000	US Treasury 1.125% 05/31/2019	14,942
15,000	US Treasury 1.375% 11/30/2018	15,057
10,000	US Treasury 1.75% 05/15/2022	9,897
10,000	US Treasury 2% 02/15/2023	9,964
10,000	US Treasury 2.125% 08/15/2021	10,121
10,000	US Treasury 2.625% 08/15/2020	10,340
10,000	US Treasury 2.625% 11/15/2020	10,341
5,000	US Treasury 3.125% 11/15/2041	5,153
5,000	US Treasury 3.375% 08/15/2040	5,822

10,000	US Treasury 3.5% 5/15/2020	10,607
5,000	US Treasury 4.625% 02/15/2040	6,469
5,000	US Treasury 5.25% 02/15/2029	6,437
5,000	US Treasury 6.25% 8/15/2023	6,256
10,000	Us Treasury 0.75% 12/31/2017	9,991
10,000	Us Treasury 1% 08/31/2019	9,912
10,000	Us Treasury 1.375% 07/31/2018	10,045
10,000	Us Treasury 2.5% 08/15/2023	10,223
Total for U.S. Treasury Notes (Cost - $218,920)		$ 219,518	1.88%

MONEY MARKET FUNDS
58,282	Aim Short Term Invts Tr Treasury 0.42% **	58,282	0.50%
(Cost - $58,282)

	Total Investments	$ 11,669,941	99.81%
	(Cost - $11,110,472)

	Other Assets Less Liabilities	22,220	0.19%

	Net Assets	$ 11,692,161	100.00%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at February 28, 2017.

CCA Core Return Fund

	Notes to Financial Statements
	February 28, 2017 (Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at February 28, 2017 was $11,110,472. At February 28, 2017, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,104,800	($545,327)	$559,474

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Fund’s 2016 and 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are generally valued by using market quotations.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 28, 2017:

Valuation Inputs of Assets Level 1 Level 2 Level 3 Total
Common Stock $6,550,515 $6,550,515
Corporate Bonds $364,284 $364,284
Exchange Traded Fund $4,475,875 $4,475,875
Money Market $58,282 $58,282
Rights $1,268 $1,268
U.S. Treasury Notes $219,518 $219,518
Warrants $199 $199
Total $11,669,941 $11,669,941

Refer to the Fund’s Schedule of Investments for a listing of securities by industry.  The Fund did not hold any Level 3 assets during the three month period ended February 28, 2017. There were no transfers into or out of the levels during the three month period ended February 28, 2017. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the three month period ended February 28, 2017.

		Schedule of Investments
		February 28, 2017 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Accident & Health Insurance
543	Unum Group	$ 26,515	0.13%

Aerospace & Defense
327	KLX Inc *	16,461
99	L3 Technologies Inc	16,664
607	Triumph Group Inc	16,875
354	Curtiss-Wright Corp *	34,632
		84,632	0.41%

Agricultural Producers
6,700	Wilmar International *	17,384	0.08%

Air Transportation, Scheduled
300	Toyota Industries Or *	14,566	0.07%

Aircraft & Parts
694	Embraer SA ADR *	16,024	0.08%

Airlines
500	Japan Airlines Ord S *	16,254
156	Spirit Airlines *	8,145
		24,399	0.12%

Application Software
15,900	Tencent Holdings Ord *	423,985	2.05%

Auto Components
1,100	Nissin Kogyo Ord Shs *	19,463
700	Toyoda Gosei Ord Shs *	17,763
162	Michelin (Cie Gle Des Etabl.) *	18,171
800	Tokai Rika Ord Shs A *	16,061
128	Tenneco Inc *	8,232
1,700	Nhk Spring Ord Shs A	19,340
528	Johnson Controls Inc *	22,144
		121,174	0.59%

Automobiles
573	Daimler AG *	41,485

210	Renault SA *	18,593
207	Thor Industries Inc	22,940
200	Toyota Motor Ord Shs *	11,279
189	Volkswagen Ag Ord Shs *	28,545
790	Volkswagen AG *	23,976
		146,818	0.71%

Automotive Retailers
3,000	Jardine Matheson Hol *	186,540	0.90%

Automotive Wholesalers
1,800	Jardine Cycle and Carriage LTD *	54,799	0.27%

Banks
575	Bank of Nova Scotia/The	33,459
188	Bank of Hawaii Corp	15,878
449	Popular Inc New F	19,783
599	Bancorpsouth, Inc.	18,569
205	Canadian Imperial Bank of Commerce	18,040
409	Comerica Incorporated	29,154
3,000	Chiba Bank Ord Shs A *	20,865
4,000	Yamagata Bank Ord Sh *	17,011
1,110	Danske Bank A/S Sponsored Adr *	18,576
186	First Republic Bank	17,452
875	Fulton Financial Corp Com	16,734
2,340	Huntington Bancshares Inc *	33,088
407	Hancock Holding Co	19,312
2,549	HSBC Holdings PLC	102,725
194	Iberiabank Corp	16,442
429	Intl Bancshres Corp Laredo Texas *	16,323
2,076	ING Groep NV *	28,711
1,270	Investors Bancorp Inc Com	18,580
300	Bank Of Iwate Ord Sh *	12,705
4,000	Fukuoka Financial Gr *	18,571
2,000	Shizuoka Bank Ord Sh *	17,472
737	Kasikornbank Pub Co *	16,056
4,000	Hyakugo Bank Ord Shs *	16,728
1,400	Chugoku Bank Ord Shs *	22,228
1,218	National Australia B *	29,827
2,168	Nordea Bank AB *	25,301
245	Prosperity Bancshares	18,262
323	PrivateBancorp Inc	18,282
76,000	Bank of Communications Co Ltd *	60,602
9,356	Banco Santander SA	51,001
1,342	Australia & New Zealand Banking Group Ltd *	31,738
3,468	Standard Bank *	37,775
1,632	Skandinaviska Enskilda Banken	18,651
7,953	Sumitomo Mitsui Financial Group Inc *	62,033
464	Synovus Financial Corporation	19,590
2,111	Standard Chartered PLC *	18,880
2,450	Svenska Handelsbanken AB *	16,905

716	Swedbank AB *	17,642
885	Toronto-Dominion Bank/The	45,666
2,268	Barclays PLC *	25,379
2,998	Banco do Brasil SA	31,179
884	Bankunited Inc Com	35,033
1,492	United Overseas Bank Ltd *	22,865
207	UMB Financial Corp	16,316
308	Bank of Montreal	23,294
1,334	BNP Paribas SA *	38,933
1,540	Valley National Bancorp	19,050
3,000	Oversea-Chinese Bank *	20,229
304	Capitec Bank Holdings Ltd Ord Shs *	16,764
3,001	Australia And New Ze *	70,986
99	Credicorp Ltd Com *	16,297
1,800	Dbs Group Holdings O *	24,031
1,338	Dnb Asa Ord Shs *	21,908
2,462	Westpac Banking Corp *	63,790
338	Webster Financial Corp Waterbury Conn	18,566
		1,501,237	7.27%

Base Metals
1,000	Sumitomo Metal Minin *	13,830	0.07%

Beverages
1,000	Kirin Holdings Ord S	17,135
26,600	Thai Beverage Public *	18,012
		35,147	0.17%

Biological Products (No Diagnostic Substances)
389	Juno Therapeutic *	9,352	0.05%

Biotechnology
358	Alnylam Pharmaceuticals *	18,487
320	Medicines Co Com *	16,774
303	Kite Pharma Inc Com *	21,443
154	Ligand Pharmaceuticals Inc Cl *	16,113
208	Bluebird Bio Inc Com *	18,231
356	Agios Pharmaceuticals Inc Com *	17,245
217	Ultragenyx Pharmaceutical Inc *	18,462
969	Myriad Genetics Inc *	18,828
		145,583	0.70%

Broad Market
1	Ishares Canadian Value Index	19	0.00%

Building Products
356	Cie de Saint-Gobain *	17,030	0.08%

Building Sub Contractors
900	Chudenko Ord Shs At *	18,986	0.09%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
233	Lancaster Colony Corp	30,709	0.15%

Capital Markets
383	Federated Investors Inc	10,406
1,341	Credit Suisse Group AG *	20,236
534	Invesco Ltd	17,189
886	Deutsche Bank AG *	17,445
719	E*Trade Financial Corp Com *	24,813
901	Legg Mason Inc	33,986
961	Janus Capital Group Inc Com	12,166
		136,241	0.66%

Chemicals
488	PolyOne Corp	16,436
209	Minerals Technologies Inc Com *	16,145
338	HB Fuller Co.	16,701
1,200	Kuraray Ord Shs At X	18,128
2,000	Tosoh Ord Shs At Xtk *	17,312
395	Sensient Technologies	31,576
610	Olin Corp	18,959
1,275	Platform Specialty Products Co *	16,817
169	Agrium Inc	16,325
		168,399	0.81%

Chemicals & Allied Products
868	Huntsman Corp Com	19,617
295	Ingevity Corp. *	15,921
		35,538	0.17%

Commercial Finance
280	Gatx Corp Com	16,262	0.08%

Commercial Services & Supplies
163	Clean Harbors Inc *	9,447
596	RR Donnelley & Sons Co	9,995
1,581	Pitney Bowes Inc Com	21,565
400	KAR Auction Services Inc	17,928
107	Deluxe Corp	7,874
		66,809	0.32%

Comml & Res Bldg Equip & Sys
700	Chofu Seisakusho Ord	16,962	0.08%

Communications Equipment
160	Harris Corporation *	17,584
162	Interdigital Inc	13,616
1,445	Brocade Communs Sys	17,788
327	Lumentum Holdings Inc *	15,009
302	Plantronics Inc *	16,175
6,327	Ericsson (Lm) Telefonaktiebola *	41,122

3,885	Nokia OYJ	19,969
450	Netscout Systems Inc Com *	16,628
644	Ciena Corp *	16,963
		174,854	0.85%

Construction Materials
1,624	Holcim Ltd *	18,400
474	CRH PLC *	16,007
		34,407	0.17%

Consumer Finance
256	PRA Group Inc *	10,445	0.05%

Containers & Packaging
357	Owens Illinois Inc *	7,069
323	Westrock Co	17,352
1,217	Graphic Packaging Holding Co C	16,247
135	Silgan Holdings Inc *	8,049
		48,717	0.24%

Converted Paper & Paperboard Prods (No Containers/Boxes)
233	Avery Dennison Corp	18,805	0.09%

Cookies & Crackers
365	Snyders-Lance Inc Com	14,447	0.07%

Crude Petroleum & Natural Gas
945	Remgro LTD Ord Shs	16,050	0.08%

Cutlery, Handtools & General Hardware
1,131	Bhp Billiton Plc Usd0.50 *	18,168	0.09%

Department Stores
2,000	Takashimaya Ord Shs *	17,915
1,200	Marui Group Ord Shs *	16,501
		34,416	0.17%

Diversified Banks
10,446	Barclays Plc Ord Shs *	29,292
2,538	Nordea Bank Ab Ord Shs *	29,706
800	Bnp Paribas Sa Ord Shs*	46,647
1,826	Credit Agricole Sa Ord Shs *	22,007
		127,652	0.62%

Diversified Consumer Services
440	Sothebys *	19,857
591	Devry Education Group *	19,001
332	New Oriental Education & Technology Group Inc *	16,072
286	Grand Canyon Education Inc Com *	17,555
		72,485	0.35%

Diversified Financial Services
400	Century Tokyo Leasin *	13,449
211	Nasdaq Omx Group Inc	15,004
11,937	FirstRand Ltd *	45,142
		73,595	0.36%

Diversified Telecommunication Services
395	BCE Inc	17,238
3,455	Frontier Communications Corp	10,123
2,623	Telefonica SA *	26,571
9,296	Bezeq The Israeli Telecommunication Corp Ltd *	16,597
3,001	Deutsche Telekom AG *	51,768
2,503	Deutsche Telekom AG *	43,214
543	Telus Corp *	17,664
722	CenturyLink, Inc. *	17,516
		200,691	0.97%

Educational Services
3,806	Kroton Educacional Sa Sponsore *	17,089	0.08%

Electric & Other Services Combined
280	Allete Inc	18,819	0.09%

Electric Services
142	Pinnacle West	11,671
600	Eizo Ord Shs At Xtks *	17,436
		29,107	0.14%

Electric Utilities
508	Hawaiian Elec Industries	16,906
5,442	Enel SpA	23,128
187	Idacorp Inc Com	15,508
525	O G E Energy Cp Hldg Co	19,336
294	PNM Resources Inc Holding Company	10,672
229	Entergy Corp	17,555
181	Westar Energy Inc	9,770
528	Firstenergy Corp	17,123
306	Portland General Elec	13,871
		143,869	0.70%

Electrical Equipment
246	Eaton Corp PLC *	17,707
415	Generac Holdings Inc *	16,202
320	Bwx Technologies Inc Com *	14,861
		48,770	0.24%

Electronic Components & Accessories
2,200	Nichicon Ord Shs At *	21,071	0.10%

Electronic Equipment, Instruments & Components
3,500	Yamada Denki Ord Shs *	17,769

102	Littelfuse Inc	16,468
356	Dolby Laboratories Inc Cl A Co	17,405
246	Universal Display Corp *	20,873
262	Itron Inc *	16,951
1,300	vishay Intertechnology	20,605
247	TE Connectivity Ltd *	18,394
260	National Instruments	8,382
225	Belden Inc	15,896
600	Azbil Corp *	19,191
772	Jabil Circuit Inc	19,694
		191,628	0.93%

Energy Equipment & Services
251	Dril-Quip Inc Com *	15,399
1,173	Diamond Offshore Drilling, Inc. *	19,753
483	National Oilwell Varco Inc *	19,523
649	Patterson Uti Energy Inc Com	17,925
516	Oil States International *	18,989
558	Superior Energy Services *	9,207
870	Rowan Cos Plc *	15,764
		116,560	0.56%

Entertainment Content
348	Viacom Inc Cl A Com	15,851
647	Lions Gate Entertainment B *	16,162
744	Naspers Limited Ord Shs N	118,704
		150,717	0.73%

Exchange Traded Fund
7,386	Ishares Msci Qatar Cp Etf *	145,578
896	Ishares China Index Etf	16,477
1,129	Spdr S&P Emerging Europe Etf	31,510
		193,565	0.94%

Exchange Traded Funds
2,295	iShares MSCI Hong Kong ETF	49,595
8,129	iShares MSCI Malaysia ETF	239,724
8,149	Global X MSCI Colombia ETF	74,889
1,751	iShares MSCI Netherlands ETF	44,563
2,446	Global X MSCI Norway ETF	27,933
219	iShares MSCI Singapore ETF	4,888
28,558	iShares MSCI Taiwan ETF	924,994
2,692	iShares MSCI Thailand Capped ETF	201,927
5,455	iShares MSCI Mexico Capped ETF	251,366
20,640	iShares MSCI South Korea Capped ETF	1,208,678
1,860	iShares MSCI Turkey ETF	65,360
759	Vaneck Vectors ETF	15,309
8,568	iShares MSCI UAE Capped ETF	144,456
18,500	iShares MSCI Brazil Capped ETF	698,005
291	iShares MSCI South Africa ETF	16,002
1,304	iShares MSCI Poland Capped ETF	27,397

913	iShares MSCI All Peru Capped ETF	31,261
15,455	iShares MSCI Indonesia ETF	378,493
13,802	iShares MSCI Russia Capped ETF	433,245
58,240	iShares MSCI India ETF	1,727,981
331	iShares MSCI Israel Capped ETF	16,669
2,417	iShares MSCI Chile Capped ETF	97,381
5,068	iShares MSCI Philippines ETF	168,460
692	Nomura Topix Etf At *	9,663
509	Amundi ETF Cac 40 UCITS ETF DR *	35,248
19,599	iShares China Large-Cap ETF	748,682
		7,642,169	36.98%

Exploration & Production
738	Woodside Petroleum O *	17,705	0.09%

Food & Drug Stores
2,000	Ck Hutchison Holding *	24,708	0.12%

Food & Kindred Products
360	Pinnacle Foods Inc Com	20,567
247	Hain Celestial Group Inc *	8,739
		29,306	0.14%

Food & Staples Retailing
363	United Natural Foods Inc *	15,627
1,066	Wesfarmers Ltd	17,600
		33,227	0.16%

Food Products
611	Darling Ingredients Inc *	7,949
179	Bunge Ltd	14,651
1,174	BRF SA *	15,250
804	Dean Foods Co *	14,665
2,097	JBS SA *	15,748
231	B&G Foods Inc Com	9,818
		78,081	0.38%

Gas & Other Services Combined
377	Ugi Corp Com	18,183	0.09%

Gas Utilities
136	ONE Gas Inc	8,915
229	Southwest Gas Holdings Inc	19,586
462	New Jersey Resource Corp	18,203
249	WGL Holdings Inc	20,789
		67,493	0.33%

Gold & Silver Ores
422	Societe Generale Sa Ord Shs *	18,706
1,253	Anglogold Ashanti Ltd Sponsore *	13,808
		32,514	0.16%

Health Care Equipment & Supplies
414	Halyard Health Inc *	16,171
173	Alere Inc *	6,626
881	Medtronic PLC	71,282
435	Haemonetics Corp *	16,239
		110,318	0.53%

Health Care Providers & Services
732	Healthsouth Corp	30,978
431	Patterson Companies	19,589
410	Acadia Healthcare Co Inc Com *	18,335
160	Lifepoint Hospital Inc Com *	10,248
55	Chemed Corporation	9,820
181	Quest Diagnostic Inc	17,637
857	Tenet Healthcare *	16,540
		123,147	0.60%

Health Care Technology
181	Medidata Solutions Inc *	10,122	0.05%

Home and Office Product Wholeseller
600	Trusco Nakayama Ord	13,476	0.07%

Hospital & Medical Service Plans
9,438	Steinhoff N.V Ord Shs	50,450
338	Williams Sonoma	16,423
		66,873	0.32%

Hospital & Medical Service Plans
153	Molina Healthcare Inc Com *	7,422	0.04%

Hotels & Motels
954	Xenia Hotels & Resorts Inc Com	16,762	0.08%

Hotels, Restaurants & Leisure
59	Buffalo Wild Wings Inc *	9,145
372	Choice Hotels Internationall I	22,543
265	Cheesecake Factory Inc *	16,178
51	Jack In The Box Inc	4,779
162	Darden Restaurants Inc	12,098
100	Cracker Barrel Old Country Store Inc	16,099
705	Wendys Co(The) Cl A Com	9,828
		90,670	0.44%

Household Durables
325	Leggett & Platt Inc	15,984
833	Pultegroup Inc	18,368
358	Tempur Pedic Intl	16,536
1,300	Sumitomo Forestry Co Ltd *	18,832
151	Tupperware Brands Corp	9,119

		78,839	0.38%

Household Products
142	Energizer Holdings Inc	7,790	0.04%

IT Services
64	DST Systems, Inc.	7,654
207	Euronet Worldwide Inc *	17,135
151	Broadridge Finl Solution *	10,469
492	Neustar Inc Class A *	16,310
3,754	Cielo SA	32,566
263	Teradata Corp *	8,179
343	Computer Sciences Corp	23,516
188	Corelogic Inc *	7,368
354	Leidos Holdings Inc	18,868
		142,065	0.69%

Independent Power and Renewable Electricity Producers
844	A E S Corp	9,723
1,452	Calpine Corp *	17,003
1,209	NRG Energy, Inc.	20,021
941	Dynegy Inc *	7,566
		54,313	0.26%

Industrial Conglomerates
545	Siemens AG	70,850	0.34%

Industrial Distribution & Rental
279	Wolseley Plc Ord Shs *	16,977	0.08%

Industrial Machinery
859	Manitowoc Foodservice Inc Com *	16,373

Information Services
718	Thomson Reuters Corp	30,316

Infrastructure Construction
206	Dycom Industries Inc Com *	16,929

Infrastructure Software
1,388	Fireeye Inc Com *	15,629
200	Proofpoint Inc Com *	15,754
		31,383	0.15%

Insurance
1,298	AXA SA *	30,542
351	Fidelity Natl Finl Inc Class A	13,454
434	Loews Corp	20,389
1,334	Allianz SE *	23,225
224	Mercury General Corp	13,133
233	American Financial Group Inc/OH *	21,916

196	Proassurance Corp	11,584
210	Cincinnati Financial Corp	15,322
173	Primerica Inc Com	13,970
967	Manulife Financial Corp	17,329
196	Assurant Inc	19,404
249	Chubb Corp/The	34,404
226	Gallagher Arthur J & Co *	12,871
285	WR Berkley Corp *	20,241
771	Swiss Re Ltd Adr *	17,236
87	Muenchener Rueckversicherungs-Gesellschaft AG *	1,646
179	Reinsurance Group Amer	23,281
20	Alleghany Corp *	12,916
161	R L I CORP	9,410
161	Zurich Insurance Group AG *	4,454
		336,727	1.63%

Integrated Oils
1,293	Gazprom Neft PJSC SP *	25,537
2,082	Statoil Asa Ord Shs	36,792
		62,329	0.30%

Integrated Utilities
10,252	Enel Spa Ord Shs	43,936	0.21%

Internet & Catalog Retail
2,063	JD.com Inc *	63,066	0.31%

Internet Software & Services
459	Baidu Inc *	79,926
226	NetEase Inc *	68,944
105	J2 Global Inc Com	8,549
4,126	Alibaba Group Holding Ltd *	424,565
460	Yelp Inc Cl A Com *	15,502
538	Qunar Cayman Islands Ltd Adr *	16,361
1,221	Pandora Media Inc Com *	15,116
		628,963	3.04%

IT Services
259	Conduent Inc *	4,167	0.02%

Knitting Mills
14	Aeon Reit Investment	15,431	0.07%

Leisure Products
160	Hasbro Inc	15,499	0.08%

Life Insurance
645	Great West Lifeco Inc *	17,667
430	Sun Life Financial *	15,652
12,000	Ping An Insurance (G) *	63,998
		97,317	0.47%

Life Sciences Tools & Services
116	Parexel Intl Corp *	7,504
73	Charles River Labs Hldg *	6,349
391	Bruker Corp Com	9,443
94	Bio-Rad Labs *	18,296
		41,592	0.20%

Lodging
292	Hyatt Hotels *	14,991	0.07%

Logistics Services
3,000	Nippon Express Ord S *	15,416	0.07%

Machinery
51	Valmont Industries Inc	8,020
636	Joy Global Inc	17,929
126	Woodward Inc	8,877
300	Scania AB *	0
706	Trinity Industries Inc	18,949
243	Crane Co.	17,566
380	ITT Corporation	15,569
426	Kennametal Inc. Cap. Stock	15,800
610	Actuant Corp *	16,196
		118,906	0.58%

Marine
106	Kirby Corp Com *	7,335	0.04%

Marine Shipping
10	A.P. Moller-Maersk A/S Ord Shs Ser B *	16,277
589	Golar Lng Ltd	16,086
		32,363	0.16%

Mass Merchants
417	Five Below Inc Com *	16,075
1,200	Aeon Ord Shs At Xtks	17,809
		33,884	0.16%

Measurement Instruments
541	Orbotech Ltd Ord Shs *	16,311	0.08%

Media
647	Lions Gate Entertainment Corp *	17,320
196	Liberty Broadband Corp Com Cl *	16,515
262	Meredith Corp	16,427
527	Discovery Communications Series A *	15,157
869	Regal Entertainment Group	18,753
		84,172	0.41%

Metals & Mining
508	BHP Billiton PLC *	16,505
2,256	Anglo American PLC Spons A D R *	17,732
391	Carpenter Technology Corp	15,859
209	Reliance Steel & Aluminum Co C *	17,692
632	Steel Dynamics Inc	23,131
3,461	MMC Norilsk Nickel OJSC	55,307
929	Allegheny Tech Inc *	17,846
736	BHP Billiton Ltd *	27,836
		191,908	0.93%

Metalworking Machinery & Equipment
1,700	Amada Holdings Ord S *	19,129	0.09%

Miscellaneous Chemical Products
37	Versum Materials Inc. *	1,121	0.01%

Miscellaneous Electrical Machinery, Equipment & Supplies
145	Spectrum Brands Holdings Inc C	19,679	0.10%

Mortgage Bankers & Loan Correspondents
857	Sims Metal Managemen *	8,279	0.04%

Motor Vehicle Parts & Accessories
108	Visteon Corp *	10,008	0.05%

Multi-Utilities
481	National Grid PLC *	29,269
233	Avista Corp	9,290
358	C M S Energy Corp	15,938
412	NiSource Inc	9,851
307	Vectren Corp	17,299
551	Centerpoint Energy Inc	15,053
183	Scana Corporation	12,691
274	Black Hills Corp	17,777
291	Alliant Energy Corp	11,489
178	Northwestern Corp Com	10,413
		149,070	0.72%

Multiline Retail
317	Big Lots Inc	16,275
431	Kohls	18,369
2,269	Penney J C Co Inc *	14,385
		49,029	0.24%

National Commercial Banks
272	M B Financial Inc	12,245	0.06%

Natural Gas Distribution
263	Spire Inc Com	17,332	0.08%

Non-residential Bldg Const
379	Vinci Sa Ord Shs *	27,262	0.13%

Oil, Gas & Consumable Fuels
480	Carrizo Oil & Gas Inc Com *	15,624
317	Idemitsu Kosan ORD S *	10,167
2,082	BP PLC	70,621
2,524	Chesapeake Energy Corp *	13,756
16,846	Petroleo Brasileiro SA *	158,184
536	Canadian Natural Resources Ltd	15,389
1,574	TOTAL SA	78,653
1,421	Sasol Ltd *	40,300
8,558	Gazprom OAO *	38,169
383	TransCanada Corp	17,614
1,166	Eni SpA ADR *	36,076
1,442	Whiting Petroleum Corp *	15,646
864	Consol Energy Inc *	13,452
1,727	Statoil ASA	30,395
961	QEP Resources Inc *	13,223
1,857	Lukoil OAO	98,189
2,304	Royal Dutch Shell PLC	119,555
763	Ultrapar Participacoes SA *	15,832
1,202	Royal Dutch Shell PLC	66,110
1,122	Royal Dutch Shell PLC	28,931
1,085	Marathon Oil Corp	17,360
1,270	Repsol SA	18,790
		932,036	4.51%

Operative Builders
437	Calatlantic Group Inc Com	15,439	0.07%

Packaged Foods
513	Tiger Brands Ltd Ord Shs	16,310	0.08%

P&C Insurance
500	Sompo Japan Nipponko *	18,597
293	Allianz Se Ord Shs Npv(Regd) Ord Shs *	50,884
		69,481	0.34%

Paints, Varnishes, Lacquers, Enamels & Allied Products
330	Rpm International Inc Com *	17,586	0.09%

Paper & Forest Products
699	Louisiana Pacific Corp Com *	16,482
700	Kapstone Paper & Packaging Cor	15,820
		32,302	0.16%

Personal Credit Institutions
1,500	T&D Holdings Ord Shs *	22,905	0.11%

Pharmaceutical Preparations

181	Acadia Pharmaceuticals Inc Com *	6,898
338	Catalent Inc Com *	9,701
876	Portola Pharmaceuticals Inc Co *	30,380
		46,979	0.23%

Pharmaceuticals
800	Mitsubishi Tanabe Ph *	16,373
685	Roche Holding AG *	20,838
1,500	Clp Holdings Ord Shs	15,256
4,070	Iberdrola Sa Ord Shs	27,007
1,302	Engie Sa Ord Shs *	15,891
1,621	Teva Pharmaceutical Industries Ltd	56,767
1,658	Sanofi *	71,510
		223,642	1.08%

Power Generation
462	Dong Energy A/S Ord Shs *	16,979
857	Sse Plc Ord Shs	16,350
		33,329	0.16%

Precious Metal Mining
1,811	Tahoe Resources Inc	15,339	0.07%

Professional Services
348	Advisory Board Inc Com *	15,660
156	Dun & Bradstreet CP	16,464
		32,124	0.16%

Publishing & Broadcasting
295	Wiley John & Sons Inc Cl A Com	15,399
898	Liberty Media Corp Com Liberty *	35,318
526	Liberty Media Corp Com Liberty *	20,477
		71,194	0.34%

Real Estate
631	Dupont Fabros Technology Inc C	32,490
313	Urban Edge Properties Com	8,679
451	Hudson Pacific Properties Inc	16,498
		57,667	0.28%

Real Estate Investment Trusts
318	Cyrusone Inc Com	16,186
1,124	Invesco Mortgage Capital	17,478
417	LaSalle Hotel Properties	12,051
443	Duke Realty Corp	11,359
537	Kimco Realty Corp	13,022
1,574	DiamondRock Hospitality Co	17,109
304	Outfront Media Inc Com	7,889
405	Education Realty Trust Inc Com	17,071
385	Brixmor Property Group Inc Com	8,986
374	DCT Industrial Trust Inc	17,892

323	Amern Campus Communities	16,505
3	Industrial & Infrast	13,954
2,058	New Resident	34,718
342	UDR Inc	12,483
666	Care Capital Properties Inc	17,509
798	Sunstone Hotel Investors Inc	11,770
731	Weyerhaeuser Co *	24,649
442	Paramount Group Inc	7,704
646	Gramercy Property Trust Com Sb	18,062
692	Chimera Investment Corp	13,314
349	Corporate Office Properties Trust	11,897
867	Healthcare Realty Trust Inc	27,709
1,158	Vereit Inc	10,503
326	National Retail Pptys	14,748
486	Gaming and Leisure Properties Inc	15,552
100	Alexandria Real Estate Equitie	11,931
957	Host Hotels & Resorts Reit	17,216
188	Ryman Hospitality PPtys	12,120
455	Columbia Ppty Tr Inc	10,506
460	RLJ Lodging Trust	10,470
1,368	Mfa Financial Inc	10,971
1,867	Retail Pptys Amer Inc Class A	28,770
433	CoreCivic	14,592
13	Tokyu Reit At Xtks *	16,390
1,020	Equity Commonwealth Com Sbi *	31,885
15	Sekisui House Si Res *	16,745
1,085	Rayonier Inc	31,074
14	Glp J-Reit Reit At X	15,927
341	Realty Income Corp.	20,896
7	Advance Residence In	18,823
884	DDR Corp	12,783
627	First Industrial Realty Trust	16,866
622	Uniti Group Inc	18,019
2,294	Avi Limited Ord Shs *	16,619
596	Mack Cali Realty Corp REIT *	17,373
683	Store Capital Corp Com *	17,014
773	Four Corners Property Trust In	17,145
372	Apt Invt & Mgmt A Class A REIT	17,309
252	Eastgroup Ppty MD Corp REIT	18,734
498	Omega Hlthcare INCS Inc REIT	16,255
617	H C P Inc	20,231
645	Brandywine Realty TR REIT	10,746
789	Tanger Fctry Outlet Ctrsreit	26,723
634	Kite Realty Group Trust Com	14,360
3	Activia Properties *	14,752
211	Equity Lifestyle Pptys	16,800
434	Mid-America Apartment	44,585
111	Camden Property Trust	9,396
125	Regency Centers Corp	8,794
1,184	Annaly Capital Mgmt	13,142
		1,006,082	4.87%

Real Estate Management & Development
982	St Joe Co/The *	16,252
2,000	Sun Hung Kai Propert *	29,242
2,000	Cheung Kong Property *	13,603
330	Realogy Holdings Corp *	9,141
		68,238	0.33%

Reinsurance
115	Renaissancere Holdings Ltd Com	16,979	0.08%

Refining & Marketing
1,900	Showa Shell Sekiyu O	19,056	0.09%

Refuse Systems
225	Waste Connection Inc *	19,663	0.10%

Restaurants
619	Yum China Holdings Inc *	16,459	0.08%

Road & Rail
265	Avis Budget Group Inc *	9,164
191	Landstar System Inc	16,579
216	Ryder System Inc	16,448
		42,191	0.20%

Savings Institution, Federally Chartered
906	UMPQUA HOLDINGS CORP	17,042	0.08%

Security Brokers, Dealers & Flotation Companies
339	Raymond James	26,632
905	WADDELL & REED FINL CL A	17,412
		44,044	0.21%

Semiconductors & Related Devices
163	Cirrus Logic Inc *	8,815
2,713	Cypress Semiconductor	36,002
		44,817	0.22%

Semiconductors & Semiconductor Equipment
646	Cree Inc *	17,532
488	Semtech Corp *	16,324
448	Integrated Device Tech *	10,712
324	Xilinx Inc	19,058
2,558	Advanced Micro Devices, Inc. *	36,989
151	Cavium Inc *	9,892
230	Silicon Laboratories Inc *	15,525
366	First Solar Inc Com *	13,246
306	Linear Technology Corp	19,761
		159,039	0.77%

Services-Business Services, Nec
1,297	Xerox Corp	9,650
831	Ctrip.Com-Adr *	39,423
		49,073	0.24%

Services-Computer Programming Services
102	Epam Systems Inc Com *	7,510	0.04%

Services-Direct Mail Advertising Services
757	Koninklijke Ahold Delhaize Nv *	16,061	0.08%

Services-Engineering Services
500	Tetra Tech Inc	20,125	0.10%

Services-Management Consulting Services
1,299	Assicurazioni Generali Spa Ord *	18,575	0.09%

Services-Prepackaged Software
104	Blackbaud Inc Com	7,438	0.04%

Software
300	Guidewire Software Inc *	16,392
445	ACI Worldwide *	8,709
293	Check Point Software Technologies Ltd *	28,981
755	Mentor Graphics Corp	28,010
219	Verint Systems Inc Com *	8,267
334	Manhattan Associates Inc *	16,750
325	Commvault Systems Inc *	15,941
364	Mobileye NV *	16,569
420	Nintendo Co Ltd *	10,964
707	Aspen Technology Inc *	41,105
		191,688	0.93%

Specialty Apparel Stores
262	Genesco Inc Com *	15,275	0.07%

Specialty Pharma
398	Neurocrine Biosciences Inc Com *	17,576
366	Radius Health Inc Com *	15,423
		32,999	0.16%

Specialty Retail
413	Best Buy Inc *	18,226
353	Cabelas Inc *	16,535
1,113	American Eagle Outfitters	17,641
1,316	Ascena Retail Group Inc *	6,054
739	DSW Inc	15,541
339	Sally Beauty Holdings Inc *	7,414
653	Gamesop Corp Cl A *	15,959
2,013	Gnc Holdings Inc *	16,708
598	Urban Outfitters Inc *	15,566

163	CST Brands Inc *	7,845
		137,489	0.67%

Steel Producers
500	Maruichi Steel Tube *	15,749
2,211	Arcelormittal Sa Ord Shs *	19,433
3,901	Gerdau Sa Sponsored Adr Pref *	15,877
1,300	Nisshin Steel Ord Sh *	18,394
		69,453	0.34%

Surgical & Medical Instruments & Apparatus
131	Nuvasive Inc Com *	9,794	0.05%

Technology Hardware, Storage & Peripherals
751	Stratasys Ltd Ord Shs *	14,847
697	Diebold Nixdorf Inc	21,049
183	Electronics For Imaging Inc *	8,431
943	3D Systems Corp *	14,334
		58,661	0.28%
Telecomm Carriers
4,939	America Movil Sab De Cv Sponso *	62,083
3,201	Telefonica Sa Ord Shs *	32,667
		94,750	0.46%

Television Broadcasting Stations
778	Tribune Media Co Com Cl A	26,857	0.13%

Textiles, Apparel & Luxury Goods
314	Deckers Outdoor Corp *	16,589
197	Carters Inc *	17,338
460	Kate Spade & Co *	10,976
		44,903	0.22%

Thrifts & Mortgage Finance
935	M G I C Investment Corp *	9,958
1,145	New York Community Bancorp Inc.	17,496
1,160	Radian Group Inc	21,588
		49,042	0.24%

Trading Companies & Distributors
99	Msc Indl Direct Inc	9,958
728	Now Inc Com *	13,934
183	Beacon Roofing Supply *	8,316
379	Air Lease Corp CL A	14,754
		46,962	0.23%

Transit Services
4,000	Mtr Corporation Ord *	21,152
200	West Japan Railway O *	13,178
		34,330	0.17%

Transport Support Services
197	Grupo Aeroportuario Del Pacifi *	17,031
128	Aena Sa Ord Shs *	18,276
		35,307	0.17%

Water Supply
494	Aqua America Inc	15,680	0.08%

Wealth Management
1,900	Matsui Securities Or *	15,521	0.08%

Wholesale-Computer & Peripheral Equipment & Software
255	Tech Data Corp *	22,185	0.11%

Wholesale-Machinery, Equipment & Supplies
147	Applied Indl Tech Inc	9,268	0.04%

Wholesale-Petroleum & Petroleum Products (No Bulk Stations)
227	Macquarie Infras *	17,465	0.08%

Wireless Telecommunication Services
375	Telephone & Data Systems Inc.	10,136
4,114	Mtn Group Ltd Ord Shs *	37,484
441	Rogers Communications Inc	18,540
182	Vodafone Group PLC *	4,625
		70,785	0.34%

Apparel, Footwear & Acc Design
2,000	Onward Holdings Ord	14,743	0.07%

Non Wood Building Materials
2,000	Asahi Glass Ord Shs	16,267	0.08%

Steel Raw Material Suppliers
736	Rio Tinto Plc Sponsored Adr	30,559	0.15%

Total for Common Stock (Cost - $19,789,732)		$ 20,291,964	98.20%

EXCHANGE TRADED FUNDS
5	Vanguard Mid Cap Value	513
233	Vanguard Small-Cap Growth ETF	32,709
264	Vanguard Small-Cap Value ETF	32,799
38	Vanguard Value ETF	3,679
Total Exchange Traded Funds (Cost - $69,908)		$ 69,700	0.34%

RIGHTS
3,375	Iberdrola Sa Ord Shs RT 1/19/17 *	473	0.00%
(Cost - $0)

MONEY MARKET FUNDS
233,115	Aim Short Term Invts Tr Treasury 0.42% **	233,115	1.13%

(Cost - $233,115)

Total Investments		$ 20,595,252	99.67%
(Cost - $20,092,755)

Other Assets Less Liabilities		68,124	0.33%

Net Assets		$ 20,663,376	100.00%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at February 28, 2017.

CCA Aggressive Return Fund

	Notes to Financial Statements
	February 28, 2017 (Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at February 28, 2017 was $20,092,755. At February 28, 2017, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$917,924	($398,335)	$519,589

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Fund’s 2016 and 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are generally valued by using market quotations.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 28, 2017:

Valuation Inputs of Assets Level 1 Level 2 Level 3 Total
Common Stock $20,309,053 $20,309,053
Exchange Traded Fund $69,700 $69,700
Money Market $233,115 $233,115
Rights $473 $473
Total $20,612,341 $20,612,341

Refer to the Fund’s Schedule of Investments for a listing of securities by industry.  The Fund did not hold any Level 3 assets during the three month period ended February 28, 2017. There were no transfers into or out of the levels during the three month period ended February 28, 2017. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the three month period ended February 28, 2017.

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  April 28, 2017

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  April 28, 2017

By /s/Wes Gallup

* Wes Gallup

Treasurer and Principal Financial Officer

Date:  April 28, 2017